Leases - Rent Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Leases [Abstract]
Operating lease cost			$ 13
Rent expense	$ 7	$ 9		$ 19